Endorsement Agreement (Details Narrative) (USD $)	0 Months Ended
Mar. 19, 2012
Endorsement Agreement
Warrants granted to purchase common shares	300,000
Exercisable value of per share	$ 0.25
Term exercisable for warrants	3 years